Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Lease Payments
OperatingLeasesFutureMinimumPaymentsReceivableCurrent	$ 2,465
OperatingLeasesFutureMinimumPaymentsReceivableInTwoYears	2,421
OperatingLeasesFutureMinimumPaymentsReceivableInThreeYears	2,316
OperatingLeasesFutureMinimumPaymentsReceivableInFourYears	2,301
OperatingLeasesFutureMinimumPaymentsReceivableInFiveYears	2,297
OperatingLeasesFutureMinimumPaymentsReceivableThereafter	$ 9,516